Operating lease liabilities - Schedule of Operating Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease commitments	$ 581.6	$ 791.2
Impact of discounting	(66.3)	(104.6)
Impact of changes in variable rates	(8.3)	30.8
Operating lease liabilities	507.0	717.4
Current portion of operating lease liabilities	(115.3)	(155.1)
Operating lease liabilities	$ 391.7	$ 562.3